Debt Narrative (Details) - USD ($) $ in Millions	May 05, 2017	Jan. 31, 2017	Jan. 25, 2017	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing variable interest, percentage rate				2.75%
Secured debt				$ 1,980		$ 2,000
Deutsche Telekom [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				660
Deutsche Telekom [Member] | Secured Debt [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, increase in maximum debt capacity		$ 2,000
Debt instrument, additional debt capacity		$ 2,000
5.300% Senior Notes due 2021 [Member] | Scenario, Forecast [Member] | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 2,000
Interest rate, stated percentage	5.30%
6.000% Senior Notes due 2024 [$1.0B] [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,000
Interest rate, stated percentage				6.00%
6.000% Senior Notes due 2024 [$1.35B] [Member] | Scenario, Forecast [Member] | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 1,350
Interest rate, stated percentage	6.00%
6.000% Senior Notes due 2024 [$1.35B] [Member] | Scenario, Forecast [Member] | Deutsche Telekom [Member] | Minimum [Member]
Debt Instrument [Line Items]
Issuance Price Percentage of Face Value	103.316%
6.000% Senior Notes due 2024 [$650M] [Member] | Scenario, Forecast [Member] | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 650
Interest rate, stated percentage	6.00%
6.000% Senior Notes due 2024 [$650M] [Member] | Scenario, Forecast [Member] | Deutsche Telekom [Member] | Minimum [Member]
Debt Instrument [Line Items]
Issuance Price Percentage of Face Value	104.047%
9.332% Senior Reset Notes due 2023 [Member] | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 600
Interest rate, stated percentage				9.332%	9.332%
9.332% Senior Reset Notes due 2023 [Member] | As Filed | Deutsche Telekom [Member]
Debt Instrument [Line Items]
Interest rate, stated percentage					5.95%	5.95%
Secured Term Loan [$4.0B] [Domain] | Deutsche Telekom [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Secured debt			$ 4,000
Refinanced Secured Term Loans [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Secured debt			$ 1,980
2.00% Margin Plus LIBOR Secured Term Loan due 2022 [Member] | Deutsche Telekom [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing variable interest, percentage rate		2.00%
Secured debt		$ 2,000
2.25% Margin Plus LIBOR Secured Term Loan due 2024 [Member] | Deutsche Telekom [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing variable interest, percentage rate		2.25%
Secured debt		$ 2,000